Short-term Investments - Classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Debt securities:
Held-to-maturity	$ 4,952,893	¥ 34,481,053	¥ 7,630,689
Trading	114,317	795,849
Equity securities:
Marketable	1,713	11,925
Short-term Investments, Total	$ 5,068,923	¥ 35,288,827	¥ 7,630,689